Components of Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Net unrealized (losses) gains on available for sale securities, Before Tax Amount	$ 301	$ (973)
Net unrealized (losses) gains on available for sale securities, Tax Effects	(102)	331
Net unrealized (losses) gains on available for sale securities, Net of Tax Amount	199	(642)
Net unrealized loss on effective cash flow hedging derivative, Before Tax Amount	(157)	(312)
Net unrealized loss on effective cash flow hedge derivative, Tax Effects	53	106
Net unrealized loss on effective cash flow hedging derivative, Net of Tax Amount	(104)	(206)
Accumulated Other Comprehensive Income (Loss), Before Tax Amount	144	(1,285)
Accumulated Other Comprehensive Income (Loss), Tax Effects	(49)	437
Accumulated other comprehensive income (loss), Net of Tax	$ 95	$ (848)